CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (4,022)	$ (7,457)
Accrued interest on loans	2,148	2,360
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,980	2,691
Stock-based compensation	243	138
Decrease in deferred tax	0	(299)
Change in Fair value of derivative warrants liability	(2,313)	0
Credit Losses	1,457	1,000
Inventory write-downs	180	138
Decrease in accounts receivables, net	(4,135)	(791)
Decrease (increase) in other current assets	670	(640)
Decrease (increase) in inventories, net	728	12
Increase (decrease) in accounts payables	616	(128)
Increase (decrease) in employees and payroll accruals	(325)	(780)
Increase (decrease) in accrued severance pay	(41)	51
Lease liability	(604)	(436)
Increase (decrease) in accrued expenses and other liabilities, related parties & deferred revenues	51	(513)
Net cash used in operating activities	(2,367)	(4,654)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(1,714)	(524)
Capitalization of software development costs	(1,652)	(1,613)
Increase in severance pay fund	0	(52)
Net cash used in investing activities	(3,366)	(2,189)
CASH FLOWS - FINANCING ACTIVITIES
Related parties	(68)	(4)
Increase in short-term credit	0	900
Proceeds from exercise of options and warrants, net	1,819	0
Shares and warrants issuance, net	5,054	5,848
Net cash provided by financing activities	6,805	6,744
Increase (decrease) in cash, cash equivalents, and restricted cash	1,072	(99)
Cash, cash equivalents, and restricted cash - beginning of year	4,505	4,604
Cash, cash equivalents, and restricted cash - end of year	5,577	4,505
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for taxes	0	0
Cash paid for interest, net	0	0
NON-CASH TRANSACTIONS:
Conversion of loans and warrant into ordinary shares	$ 2,251	$ 212